Harbor Diversified International All Cap Fund Investment Strategy - Harbor Diversified International All Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in common and preferred stocks of foreign companies, including those located in emerging market countries. The Subadvisor’s investment strategy focuses on identifying attractive long-term investment opportunities that can arise as a result of certain capital cycle, or supply-side, conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. The assessments of how management responds to the forces of the capital cycle through its capital allocation strategy and how it is incentivized are both critical to the investment outcome. While capital cycles are often observed at an industry level, particularly where the investment merits of an individual business are influenced by the rationality of actors within a given competitive ecosystem, they are first identified through bottom-up analysis at the company level. The Subadvisor broadly characterizes investments within two opposite points of the capital cycle: ■High Return Phase: Investments in the top half of the capital cycle, where high rates of return within a business and/or industry are being attained, are often characterized as having intrinsic pricing power that allow them to fend off competition and excess capital that would otherwise be drawn to the prospects of high returns. These types of investments can also be characterized as having a consolidated industry market structure with high barriers to entry. ■Depressed Return Phase: Investments in the bottom half of the capital cycle, where rates of return have fallen to or below the cost of capital and where capital is being repelled as a result, are often characterized as contrarian, deep value investments where an improvement in the economic returns of a business are not accurately discounted by the broad market. A consolidating market structure, where supply and competition are removed, or a radical shift in management strategy, are often conditions leading to these types of investments. The Subadvisor uses fundamental, bottom-up qualitative analysis to evaluate businesses and the industry within which they operate. Research meetings with company management represent a significant aspect of the analysis conducted by the Subadvisor. Companies that the Subadvisor finds attractive include those that: ■Deploy capital effectively and efficiently ■Have high insider ownership and/or where company management are appropriately incentivized to focus on long-term results ■Operate in a monopolistic, oligopolistic or consolidating industry ■Show improving or high and sustainable returns on invested capital ■Generate attractive or improving free cash-flow Given the contrarian and long-term nature of the capital cycle, the Subadvisor’s investment strategy tends to result in a portfolio of investments that can differ significantly from the Fund’s benchmark index, with average holding periods of seven years or more for individual company investments. As part of its investment process, the Subadvisor considers environmental, social and governance (“ESG”) sustainability factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG sustainability-related considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. The Subadvisor allocates responsibility for sourcing investment opportunities among its portfolio managers by regions of the world, with different portfolio managers responsible for each of Europe, Japan, the Pacific Basin (including Japan) and Emerging Markets. The Subadvisor maintains an aggregate portfolio that is broadly regionally neutral relative to the region weightings in the Fund’s benchmark index. The portfolio also may have a modest exposure to emerging markets. All of the portfolio managers employ the capital cycle approach to investing across their respective regions in order to identify individual companies for investment. The investment ideas generated across each of the three regions are then combined into the Fund’s overall portfolio. This results in an inherently diversified portfolio that generally maintains investments in between 200 and 300 companies. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.